Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a) (b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (a) (b)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions)	Adjusted EBITDA ($ in millions) (d)
					TSR (c)	Peer Group TSR (c)
2024	$10,547,393	$11,310,973	$5,104,685	$5,475,219	$62.00	$106.24	$319	$876
2023	7,211,320	7,620,879	5,109,585	5,133,788	46.69	119.01	(279)	557	(e)
2022	9,637,706	7,306,572	4,933,712	4,561,798	51.76	65.05	2,701	956	(e)
2021	15,532,018	13,927,758	6,079,129	5,903,460	84.43	93.35	(326)	793	(e)
2020	12,769,638	12,891,208	5,455,659	5,557,778	99.09	92.94	(2,429)	2,165	(e)

Company Selected Measure Name	(d)Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Ripley was the PEO for all of the years ended December 31, 2024, 2023, 2022, 2021, and 2020. Non-PEO named executive officers for the year ended December 31, 2024 were David Smith, Lucy Rutishauser, Robert Weisbord, and Jason Smith; for the years ended December 31, 2023, 2022, and 2021 were David Smith, Lucy Rutishauser, Robert Weisbord, and David Gibber; and for the year ended December 31, 2020 were David Smith, Lucy Rutishauser, Barry Faber, Jeffrey Krolik, and Robert Weisbord.
PEO Total Compensation Amount	$ 10,547,393	$ 7,211,320	$ 9,637,706	$ 15,532,018	$ 12,769,638
PEO Actually Paid Compensation Amount	$ 11,310,973	7,620,879	7,306,572	13,927,758	12,891,208
Adjustment To PEO Compensation, Footnote	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO named executive officers for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	2024	2023	2022	2021	2020
PEO:
Summary Compensation Table total	$10,547,393	$7,211,320	$9,637,706	$15,532,018	$12,769,638
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(7,219,861)	(3,892,049)	(6,170,468)	(12,171,487)	(10,362,761)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	2,425,245	1,811,984	1,687,222	4,831,800	6,776,597
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	177,173	—	(1,015,543)	(576,596)	(55,875)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	43,957	652,499	23,614	182,572	(599,151)
The fair value at the vesting date of all awards granted during the year that vested during the year	5,337,066	1,837,125	3,144,041	6,129,451	4,362,760
Compensation actually paid	$11,310,973	$7,620,879	$7,306,572	$13,927,758	$12,891,208

Average for non-PEO named executive officers:
Summary Compensation Table total	$5,104,685	$5,109,585	$4,933,712	$6,079,129	$5,455,659
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)	(2,343,740)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	1,499,877	497,685	255,233	365,199	622,438
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	32,610	—	(140,778)	(105,714)	—
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	11,089	65,708	12,507	29,088	—
The fair value at the vesting date of all awards granted during the year that vested during the year	1,442,609	1,378,557	2,028,465	3,410,846	1,823,421
Compensation actually paid	$5,475,219	$5,133,788	$4,561,798	$5,903,460	$5,557,778
(1) Includes restricted stock awards and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 5,104,685	5,109,585	4,933,712	6,079,129	5,455,659
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,475,219	5,133,788	4,561,798	5,903,460	5,557,778
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO named executive officers for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	2024	2023	2022	2021	2020
PEO:
Summary Compensation Table total	$10,547,393	$7,211,320	$9,637,706	$15,532,018	$12,769,638
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(7,219,861)	(3,892,049)	(6,170,468)	(12,171,487)	(10,362,761)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	2,425,245	1,811,984	1,687,222	4,831,800	6,776,597
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	177,173	—	(1,015,543)	(576,596)	(55,875)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	43,957	652,499	23,614	182,572	(599,151)
The fair value at the vesting date of all awards granted during the year that vested during the year	5,337,066	1,837,125	3,144,041	6,129,451	4,362,760
Compensation actually paid	$11,310,973	$7,620,879	$7,306,572	$13,927,758	$12,891,208

Average for non-PEO named executive officers:
Summary Compensation Table total	$5,104,685	$5,109,585	$4,933,712	$6,079,129	$5,455,659
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)	(2,343,740)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	1,499,877	497,685	255,233	365,199	622,438
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	32,610	—	(140,778)	(105,714)	—
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	11,089	65,708	12,507	29,088	—
The fair value at the vesting date of all awards granted during the year that vested during the year	1,442,609	1,378,557	2,028,465	3,410,846	1,823,421
Compensation actually paid	$5,475,219	$5,133,788	$4,561,798	$5,903,460	$5,557,778
(1) Includes restricted stock awards and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return	The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO named executive officers to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 62.00	46.69	51.76	84.43	99.09
Peer Group Total Shareholder Return Amount	106.24	119.01	65.05	93.35	92.94
Net Income (Loss)	$ 319,000,000	$ (279,000,000)	$ 2,701,000,000	$ (326,000,000)	$ (2,429,000,000)
Company Selected Measure Amount	876	557	956	793	2,165
PEO Name	(a)Mr. Ripley
Additional 402(v) Disclosure	TSR assumes that an investment of $100 was made in our Class A Common Stock and in each peer group company on December 31, 2021 and that all dividends were reinvested and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. The Peer Group is defined as the peer group as set by the Compensation Committee. For a list of companies included in the 2024 and 2023 Peer Group, see Compensation Discussion and Analysis, Compensation Process, above (the “2024 Peer Group”), and for a list of companies included in the 2022, 2021, and 2020 Peer Group (the “Former Peer Group”), see Compensation Discussion and Analysis, Compensation Process, in the Company’s 2022 proxy statement on Schedule 14A filed with the SEC on April 5, 2023.
Performance Measures. As discussed in Compensation Discussion and Analysis above, the primary objectives of our compensation program are to attract and retain the best available people while efficiently utilizing available resources, to enhance the executive officers’ overall performance, to align the long-term interests of our executive officers with those of our stockholders, to improve our overall business performance, and to reward individual performance. This is accomplished through a combination of base salary, long-term incentive compensation, and cash bonus designed to be competitive with comparable employers in the broadcast and media industry. The Compensation Committee considers both the Company’s overall performance and the individual’s performance when setting compensation levels. However, there are no set guidelines or policies outlining the weight of each, as the Compensation Committee assesses each factor at its discretion. For the year ended December 31, 2024, Adjusted EBITDA was the most important financial performance measure used to link executive compensation actually paid to company performance, and no other performance measures were used.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that management and the Board use to evaluate the Company’s operating performance and for certain executive compensation purposes. Adjusted EBITDA is defined as earnings before interest, tax, depreciation and amortization, and non-recurring and unusual transaction, implementation, legal, regulatory and other costs, as well as certain non-cash items such as stock-based compensation expense and other gains and losses less amortization of program costs.
(e)Adjusted EBITDA for the years ended December 31, 2023, 2022, 2021, and 2020 has been reclassified to conform with a definitional change due to a routine SEC comment process.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,219,861)	$ (3,892,049)	$ (6,170,468)	$ (12,171,487)	$ (10,362,761)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,425,245	1,811,984	1,687,222	4,831,800	6,776,597
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,173	0	(1,015,543)	(576,596)	(55,875)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,337,066	1,837,125	3,144,041	6,129,451	4,362,760
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,957	652,499	23,614	182,572	(599,151)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)	(2,343,740)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,499,877	497,685	255,233	365,199	622,438
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,610	0	(140,778)	(105,714)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,442,609	1,378,557	2,028,465	3,410,846	1,823,421
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,089	$ 65,708	$ 12,507	$ 29,088	$ 0